Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of significant accounting policies
Summary of estimated useful lives of property and equipment

Useful life
Motor vehicles	4 years
Office equipment	3 years
Leasehold improvement	Over shorter of the lease term and the remaining useful life

Schedule of useful lives using the straight-line method,
Useful life
Software	5 to 10 years
Copyrights	10 years

Schedule of disaggregates revenue

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Revenue by services line
Adult education supporting services	5,671,628	5,074,720	747,921
Safety technology training services	3,503,890	2,290,080	337,516
Online course services	208,072	66,081	9,740
Customized equipment	—	843,337	124,292
Total revenue	9,383,590	8,274,218	1,219,469

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Revenue by recognition method
Revenue recognized over time	9,175,518	8,208,137	1,209,729
Revenue recognized at a point in time	208,072	66,081	9,740
Total revenue	9,383,590	8,274,218	1,219,469